Interest Expense (Tables)	12 Months Ended
Dec. 31, 2018
Interest and Debt Expense [Abstract]
Schedule Of Interest Expense
The following table presents an analysis of interest expense:

	For the Year Ended December 31
	2018	2017	2016
	(Dollars in thousands)
Interest incurred on debt	$100,844	$24,060	$20,408
Related Party Promissory Note interest expense	5,090	—	—
Senior Note redemption premium	4,782	—	—
Accretion of fair value adjustment on Senior Notes	19,414	6,454	6,305
Accretion of original issue discount on 2018 Term Loans	1,455	—	—
Amortization of debt issuance costs	3,476	309	201
Total interest expense	$135,061	$30,823	$26,914